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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-11

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-5396-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-11.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-11. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-322-2331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/secure/federated for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-11

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         317,020 shares (cost $5,164,999) ......................................   $ 6,137,515

      Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
         777,530 shares (cost $3,737,733) ......................................     4,291,963

      Federated IS - Capital Income Fund II (FedCapInc)
         45,623 shares (cost $358,288) .........................................       369,094

      Federated IS - Equity Income Fund II (FedEqInc)
         316,467 shares (cost $3,393,847) ......................................     3,870,391

      Federated IS - Fund for US Government Securities II (FedGvtSec)
         67,140 shares (cost $788,396) .........................................       753,308

      Federated IS - Growth Strategies Fund II (FedGrStrat)
         15,876 shares (cost $276,274) .........................................       303,550

      Federated IS - High Income Bond Fund II-Primary Shares (FedHiInc)
         307,900 shares (cost $2,286,124) ......................................     2,336,963

      Federated IS - International Equity Fund II (FedIntEq)
         36,274 shares (cost $395,585) .........................................       431,666

      Federated IS - Kaufmann Fund II - Primary Shares (FedKaufmann)
         313,083 shares (cost $3,116,874) ......................................     3,756,991

      Federated IS - Prime Money Fund II (FedPriMy)
         360,224 shares (cost $360,224) ........................................       360,224

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         105,059 shares (cost $1,227,164) ......................................     1,182,962

      Federated IS - Total Return Bond Fund II (FedTotRe)
         245,365 shares (cost $2,470,279) ......................................     2,419,302
                                                                                   -----------
            Total investments ..................................................    26,213,929

   Accounts receivable .........................................................           271
                                                                                   -----------
            Total assets .......................................................    26,214,200

Accounts payable ...............................................................            --
                                                                                   -----------
Contract owners' equity (note 4) ...............................................   $26,214,200
                                                                                   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total      FedAmLead   FedCapAp   FedCapInc
                                                     -----------   ---------   --------   ---------
Investment activity:
   Reinvested dividends ..........................   $   535,574     82,943      23,622     15,943
   Mortality and expense risk charges (note 2) ...      (134,037)   (30,531)    (21,500)    (1,685)
                                                     -----------    -------     -------    -------
      Net investment income (loss) ...............       401,537     52,412       2,122     14,258
                                                     -----------    -------     -------    -------

   Proceeds from mutual fund shares sold .........     1,247,756    113,610     102,660      1,948
   Cost of mutual fund shares sold ...............    (1,007,952)   (90,887)    (80,152)    (1,809)
                                                     -----------    -------     -------    -------
      Realized gain (loss) on investments ........       239,804     22,723      22,508        139
   Change in unrealized gain (loss)
      on investments .............................      (208,192)    54,474      20,455    (15,876)
                                                     -----------    -------     -------    -------
      Net gain (loss) on investments .............        31,612     77,197      42,963    (15,737)
                                                     -----------    -------     -------    -------
   Reinvested capital gains ......................        13,996         --          --         --
                                                     -----------    -------     -------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $   447,145    129,609      45,085     (1,479)
                                                     ===========    =======     =======    =======

                                                     FedEqInc   FedGvtSec   FedGrStrat   FedHiInc
                                                     --------   ---------   ----------   --------
Investment activity:
   Reinvested dividends ..........................     71,711     34,881          --      162,594
   Mortality and expense risk charges (note 2) ...    (19,563)    (4,647)     (1,771)     (12,340)
                                                     --------    -------     -------     --------
      Net investment income (loss) ...............     52,148     30,234      (1,771)     150,254
                                                     --------    -------     -------     --------

   Proceeds from mutual fund shares sold .........    191,937     47,512      70,852       93,646
   Cost of mutual fund shares sold ...............   (148,192)   (49,452)    (51,420)     (85,085)
                                                     --------    -------     -------     --------
      Realized gain (loss) on investments ........     43,745     (1,940)     19,432        8,561
   Change in unrealized gain (loss)
      on investments .............................    (12,196)   (35,261)     (9,760)    (122,184)
                                                     --------    -------     -------     --------
      Net gain (loss) on investments .............     31,549    (37,201)      9,672     (113,623)
                                                     --------    -------     -------     --------
   Reinvested capital gains ......................         --      4,073          --           --
                                                     --------    -------     -------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     83,697     (2,894)      7,901       36,631
                                                     ========    =======     =======     ========

                                                     FedIntEq   FedIntSmCo   FedKaufmann
                                                     --------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $     --       --              --
   Mortality and expense risk charges (note 2) ...     (2,338)      --         (19,678)
                                                     --------      ---        --------
      Net investment income (loss) ...............     (2,338)      --         (19,678)
                                                     --------      ---        --------

   Proceeds from mutual fund shares sold .........     71,373        5         359,755
   Cost of mutual fund shares sold ...............    (55,862)      (4)       (250,185)
                                                     --------      ---        --------
      Realized gain (loss) on investments ........     15,511        1         109,570
   Change in unrealized gain (loss)
      on investments .............................    (10,420)       3          70,206
                                                     --------      ---        --------
      Net gain (loss) on investments .............      5,091        4         179,776
                                                     --------      ---        --------
   Reinvested capital gains ......................         --       --             221
                                                     --------      ---        --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $  2,753        4         160,319
                                                     ========      ===        ========

                                                     FedPriMy   FedQualBd   FedTotRe
                                                     --------   ---------   --------
Investment activity:
   Reinvested dividends ..........................        735     44,202      98,943
   Mortality and expense risk charges (note 2) ...     (1,761)    (6,077)    (12,146)
                                                      -------    -------     -------
      Net investment income (loss) ...............     (1,026)    38,125      86,797
                                                      -------    -------     -------

   Proceeds from mutual fund shares sold .........     85,464     27,561      81,433
   Cost of mutual fund shares sold ...............    (85,464)   (27,174)    (82,266)
                                                      -------    -------     -------
      Realized gain (loss) on investments ........         --        387        (833)
   Change in unrealized gain (loss)
      on investments .............................         --    (57,844)    (89,789)
                                                      -------    -------     -------
      Net gain (loss) on investments .............         --    (57,457)    (90,622)
                                                      -------    -------     -------
   Reinvested capital gains ......................         --      9,702          --
                                                      -------    -------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     (1,026)    (9,630)     (3,825)
                                                      =======    =======     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            Total                  FedAmLead
                                                  ------------------------   ---------------------
                                                     2004          2003        2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   401,537       92,595      52,412      20,287
   Realized gain (loss) on investments ........       239,804        6,922      22,723       1,328
   Change in unrealized gain (loss)
      on investments ..........................      (208,192)     828,021      54,474     238,872
   Reinvested capital gains ...................        13,996        2,265          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       447,145      929,803     129,609     260,487
                                                  -----------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     2,720,682    7,292,135     535,731   1,650,389
   Transfers between funds ....................            --           --      60,242     (25,455)
   Redemptions (note 3) .......................      (609,153)    (285,689)   (164,944)    (39,430)
   Annuity benefits ...........................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ................................        (2,139)          --        (430)         --
   Contingent deferred sales charges
      (note 2) ................................       (14,573)          --      (3,726)         --
   Adjustments to maintain reserves ...........        (1,825)          14        (750)         23
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............     2,092,992    7,006,460     426,123   1,585,527
                                                  -----------   ----------   ---------   ---------
Net change in contract owners' equity .........     2,540,137    7,936,263     555,732   1,846,014
Contract owners' equity beginning
   of period ..................................    23,674,063    4,439,051   5,581,921   1,081,811
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $26,214,200   12,375,314   6,137,653   2,927,825
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     2,199,770      502,491     532,185     130,404
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................       321,587      826,860      56,469     203,426
   Units redeemed .............................      (129,760)     (56,450)    (16,512)    (12,466)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     2,391,597    1,272,901     572,142     321,364
                                                  ===========   ==========   =========   =========

                                                        FedCapAp             FedCapInc
                                                  ---------------------   ----------------
                                                    2004        2003       2004      2003
                                                  ---------   ---------   -------   ------
Investment activity:
   Net investment income (loss) ...............       2,122        (250)   14,258      361
   Realized gain (loss) on investments ........      22,508        (203)      139        4
   Change in unrealized gain (loss)
      on investments ..........................      20,455     148,159   (15,876)   4,610
   Reinvested capital gains ...................          --          --        --       --
                                                  ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      45,085     147,706    (1,479)   4,975
                                                  ---------   ---------   -------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     381,343   1,055,066    63,358   76,523
   Transfers between funds ....................      30,474         866     1,674       --
   Redemptions (note 3) .......................    (119,870)    (38,335)     (707)      --
   Annuity benefits ...........................          --          --        --       --
   Annual contract maintenance charges
      (note 2) ................................        (427)         --       (27)      --
   Contingent deferred sales charges
      (note 2) ................................      (2,940)         --        --       --
   Adjustments to maintain reserves ...........        (307)          2       (10)       6
                                                  ---------   ---------   -------   ------
         Net equity transactions ..............     288,273   1,017,599    64,288   76,529
                                                  ---------   ---------   -------   ------
Net change in contract owners' equity .........     333,358   1,165,305    62,809   81,504
Contract owners' equity beginning
   of period ..................................   3,958,698     735,888   306,272    3,271
                                                  ---------   ---------   -------   ------
Contract owners' equity end of period .........   4,292,056   1,901,193   369,081   84,775
                                                  =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     383,347      87,434    30,435      389
                                                  ---------   ---------   -------   ------
   Units purchased ............................      39,401     130,318     6,394    8,904
   Units redeemed .............................     (11,898)    (10,206)      (73)      --
                                                  ---------   ---------   -------   ------
   Ending units ...............................     410,850     207,546    36,756    9,293
                                                  =========   =========   =======   ======

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         FedEqInc              FedGvtSec
                                                  ----------------------   -----------------
                                                     2004         2003       2004      2003
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   52,148      15,274    30,234    14,524
   Realized gain (loss) on investments ........       43,745         713    (1,940)      (97)
   Change in unrealized gain (loss)
      on investments ..........................      (12,196)    133,764   (35,261)   (8,527)
   Reinvested capital gains ...................           --          --     4,073     2,265
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       83,697     149,751    (2,894)    8,165
                                                  ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      413,680     954,578    23,065   456,348
   Transfers between funds ....................       18,057      14,235   (24,101)   (5,858)
   Redemptions (note 3) .......................     (106,203)    (38,820)  (18,762)   (3,491)
   Annuity benefits ...........................           --          --        --        --
   Annual contract maintenance charges
      (note 2) ................................         (287)         --       (72)       --
   Contingent deferred sales charges
      (note 2) ................................       (1,538)         --      (940)       --
   Adjustments to maintain reserves ...........           35          (4)        2       (14)
                                                  ----------   ---------   -------   -------
         Net equity transactions ..............      323,744     929,989   (20,808)  446,985
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........      407,441   1,079,740   (23,702)  455,150
Contract owners' equity beginning
   of period ..................................    3,463,008     528,005   777,002   265,283
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........   $3,870,449   1,607,745   753,300   720,433
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      322,353      61,927    73,085    25,237
                                                  ----------   ---------   -------   -------
   Units purchased ............................       49,633     111,616     2,282    43,129
   Units redeemed .............................      (19,732)     (4,403)   (4,242)     (886)
                                                  ----------   ---------   -------   -------
   Ending units ...............................      352,254     169,140    71,125    67,480
                                                  ==========   =========   =======   =======

                                                      FedGrStrat             FedHiInc
                                                  -----------------   ---------------------
                                                    2004      2003       2004        2003
                                                  -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (1,771)     (323)    150,254      43,325
   Realized gain (loss) on investments ........    19,432        20       8,561         474
   Change in unrealized gain (loss)
      on investments ..........................    (9,760)   11,364    (122,184)     35,929
   Reinvested capital gains ...................        --        --          --          --
                                                  -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     7,901    11,061      36,631      79,728
                                                  -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    62,545    68,315     279,596     648,167
   Transfers between funds ....................     3,720        --     (37,560)     22,230
   Redemptions (note 3) .......................    (1,539)       --     (41,107)     (2,346)
   Annuity benefits ...........................        --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................        --        --        (297)         --
   Contingent deferred sales charges
      (note 2) ................................        --        --        (912)         --
   Adjustments to maintain reserves ...........       (10)      (13)       (573)          2
                                                  -------   -------   ---------   ---------
         Net equity transactions ..............    64,716    68,302     199,147     668,053
                                                  -------   -------   ---------   ---------

Net change in contract owners' equity .........    72,617    79,363     235,778     747,781
Contract owners' equity beginning
   of period ..................................   230,934    23,680   2,101,220     287,249
                                                  -------   -------   ---------   ---------
Contract owners' equity end of period .........   303,551   103,043   2,336,998   1,035,030
                                                  =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    20,498     2,917     179,584      29,703
                                                  -------   -------   ---------   ---------
   Units purchased ............................    11,668     8,087      25,841      66,484
   Units redeemed .............................    (6,338)       --      (8,943)     (1,144)
                                                  -------   -------   ---------   ---------
   Ending units ...............................    25,828    11,004     196,482      95,043
                                                  =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FedIntEq          FedIntSmCo
                                                  ------------------   -------------
                                                    2004       2003    2004    2003
                                                  --------   -------   ----   ------
Investment activity:
   Net investment income (loss) ...............   $ (2,338)     (628)    --      (84)
   Realized gain (loss) on investments ........     15,511     1,429      1      736
   Change in unrealized gain (loss)
      on investments ..........................    (10,420)    8,818      3    2,175
   Reinvested capital gains ...................         --        --     --       --
                                                  --------   -------    ---   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,753     9,619      4    2,827
                                                  --------   -------    ---   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    108,193    46,527     --    6,844
   Transfers between funds ....................     13,149        61     --       10
   Redemptions (note 3) .......................     (3,579)  (36,623)    --       --
   Annuity benefits ...........................         --        --     --       --
   Annual contract maintenance charges
      (note 2) ................................         --        --     --       --
   Contingent deferred sales charges
      (note 2) ................................         --        --     --       --
   Adjustments to maintain reserves ...........         20         4     (4)      (7)
                                                  --------   -------    ---   ------
         Net equity transactions ..............    117,783     9,969     (4)   6,847
                                                  --------   -------    ---   ------

Net change in contract owners' equity .........    120,536    19,588     --    9,674
Contract owners' equity beginning
   of period ..................................    311,114    95,360     --   11,407
                                                  --------   -------    ---   ------
Contract owners' equity end of period .........   $431,650   114,948     --   21,081
                                                  ========   =======    ===   ======

CHANGES IN UNITS:
   Beginning units ............................     30,778    12,310     --    1,421
                                                  --------   -------    ---   ------
   Units purchased ............................     18,226     6,198     --      863
   Units redeemed .............................     (7,163)   (4,637)    --       --
                                                  --------   -------    ---   ------
   Ending units ...............................     41,841    13,871     --    2,284
                                                  ========   =======    ===   ======

                                                       FedKaufmann             FedPriMy
                                                  ---------------------   -----------------
                                                     2004        2003       2004      2003
                                                  ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............     (19,678)     (5,932)   (1,026)     (439)
   Realized gain (loss) on investments ........     109,570       2,287        --        --
   Change in unrealized gain (loss)
      on investments ..........................      70,206     219,644        --        --
   Reinvested capital gains ...................         221          --        --        --
                                                  ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     160,319     215,999    (1,026)     (439)
                                                  ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     427,189     704,638    10,000   449,322
   Transfers between funds ....................    (231,738)    (25,386)   17,417   (84,073)
   Redemptions (note 3) .......................     (84,244)    (39,760)       --   (75,845)
   Annuity benefits ...........................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ................................        (280)         --       (11)       --
   Contingent deferred sales charges
      (note 2) ................................      (3,011)         --        --        --
   Adjustments to maintain reserves ...........        (141)         15        (9)       (3)
                                                  ---------   ---------   -------   -------
         Net equity transactions ..............     107,775     639,507    27,397   289,401
                                                  ---------   ---------   -------   -------

Net change in contract owners' equity .........     268,094     855,506    26,371   288,962
Contract owners' equity beginning
   of period ..................................   3,488,946     650,601   333,850    36,577
                                                  ---------   ---------   -------   -------
Contract owners' equity end of period .........   3,757,040   1,506,107   360,221   325,539
                                                  =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     306,045      78,899    33,546     3,655
                                                  ---------   ---------   -------   -------
   Units purchased ............................      43,493      87,333    11,198    38,894
   Units redeemed .............................     (34,848)     (9,975)   (8,415)   (9,947)
                                                  ---------   ---------   -------   -------
   Ending units ...............................     314,690     156,257    36,329    32,602
                                                  =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        FedQualBd               FedTotRe
                                                  --------------------   ---------------------
                                                     2004        2003       2004        2003
                                                  ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   38,125    11,884      86,797      (5,404)
   Realized gain (loss) on investments ........          387       196        (833)         35
   Change in unrealized gain (loss)
      on investments ..........................      (57,844)    6,914     (89,789)     26,299
   Reinvested capital gains ...................        9,702        --          --          --
                                                  ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (9,630)   18,994      (3,825)     20,930
                                                  ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      154,619   429,720     261,363     745,698
   Transfers between funds ....................       80,705    (7,439)     67,961     110,809
   Redemptions (note 3) .......................      (18,414)   (3,405)    (49,784)     (7,634)
   Annuity benefits ...........................           --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................         (114)       --        (194)         --
   Contingent deferred sales charges
      (note 2) ................................         (657)       --        (849)         --
   Adjustments to maintain reserves ...........          (35)       (8)        (43)         11
                                                  ----------   -------   ---------   ---------
         Net equity transactions ..............      216,104   418,868     278,454     848,884
                                                  ----------   -------   ---------   ---------

Net change in contract owners' equity .........      206,474   437,862     274,629     869,814
Contract owners' equity beginning
   of period ..................................      976,472   200,816   2,144,626     519,103
                                                  ----------   -------   ---------   ---------
Contract owners' equity end of period .........   $1,182,946   638,678   2,419,255   1,388,917
                                                  ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       89,008    18,954     198,906      49,241
                                                  ----------   -------   ---------   ---------
   Units purchased ............................       22,150    39,991      34,832      81,617
   Units redeemed .............................       (2,661)   (1,133)     (8,935)     (1,653)
                                                  ----------   -------   ---------   ---------
   Ending units ...............................      108,497    57,812     224,803     129,205
                                                  ==========   =======   =========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-11

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

     (b)  The Contracts

          Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLead)
                  Federated IS - Capital Appreciation Fund II - Primary Shares
                     (FedCapAp)
                  Federated IS - Capital Income Fund II (FedCapInc)
                  Federated IS - Equity Income Fund II (FedEqInc)
                  Federated IS - Fund for US Government Securities II
                     (FedGvtSec)
                  Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)
                  Federated IS - International Equity Fund II (FedIntEq) Federated IS - International Small Company Fund II
                     (FedIntSmCo)*
                  Federated IS - Kaufmann Fund II (FedKaufmann)
                  Federated IS - Prime Money Fund II (FedPriMy)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Total Return Bond Fund II (FedFedTotRe) Federated IS - Utility Fund II (FedUtility)*

          *At June 30, 2004, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

         NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS)

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from the amount of the purchase payments. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments over $1 million that are withdrawn within one year. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $40, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                     Nationwide Variable Account-11 Options

                                                                                               --------   ----------------
                                                                                               Deferred   Premium Deferred
     ---------------------------------------------------------------------------------------------------------------------
     Variable Account Charges - Recurring ..................................................     0.80%          1.20%
     ---------------------------------------------------------------------------------------------------------------------
     Death Benefit Option:
        Greater of One-Year or 5% Enhanced .................................................     0.15%          0.15%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) lessor of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated,
           (iii) highest contract value before 86th birthday less surrenders or (iv) the
           5% interest anniversary value.
     ---------------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option ..........................................................     0.40%          0.40%
           Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
     ---------------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*: ....................................................     1.35%          1.75%
     ---------------------------------------------------------------------------------------------------------------------

     *When maximum options are elected.

                                                                     (Continued)

   NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2004:

                              Total    FedAmLead   FedCapAp   FedCapInc   FedEqInc   FedGvtSec   FedGrStrat   FedHiInc
                            --------   ---------   --------   ---------   --------   ---------   ----------   --------
     0.80% ..............   $ 42,467     11,104      8,067        983       7,177        572          395       2,935
     0.95% ..............      6,609      1,542      1,071         22         996         24           34       1,232
     1.20% ..............     51,992     11,948      7,991        192       5,154      2,370          471       4,587
     1.35% ..............     27,057      5,107      3,409        296       5,459      1,393          727       2,926
     1.75% ..............      5,912        830        962        192         777        288          144         660
                            --------     ------     ------      -----      ------      -----        -----      ------
        Totals ..........   $134,037     30,531     21,500      1,685      19,563      4,647        1,771      12,340
                            ========     ======     ======      =====      ======      =====        =====      ======

                            FedIntEq   FedKaufmann   FedPriMy   FedQualBd   FedTotRe
                            --------   -----------   --------   ---------   --------
     0.80% ..............    $  568        5,738           1      1,509       3,418
     0.95% ..............       184          909           0         94         501
     1.20% ..............       757        8,255       1,603      2,916       5,748
     1.35% ..............       592        3,436         126      1,417       2,169
     1.75% ..............       237        1,340          31        141         310
                             ------       ------       -----      -----      ------
        Totals ..........    $2,338       19,678       1,761      6,077      12,146
                             ======       ======       =====      =====      ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $1,367,557 and $5,173,718, respectively, and total transfers from the Account to the fixed account were $0 and $11,419, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $0 and $22 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

         NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                             Contract                                                  Investment
                                             Expense                      Unit           Contract        Income          Total
                                              Rate*        Units       Fair Value     Owners' Equity     Ratio**       Return***
                                          -------------   -------   ---------------   --------------   ----------   ---------------
     Federated IS - American Leaders Fund II - Primary Shares
        2004 ..........................   0.80% to 1.75%  572,142   $10.78 to 10.57     $ 6,137,653       1.42%      2.41% to  1.92%
        2003 ..........................   0.80% to 1.75%  321,364     9.04 to  9.14       2,927,825       1.53%      9.42% to  9.94%

     Federated IS - Capital Appreciation Fund II - Primary Shares
        2004 ..........................   0.80% to 1.75%  410,850    10.50 to 10.29       4,292,056       0.57%      1.28% to  0.80%
        2003 ..........................   0.80% to 1.75%  207,546     9.09 to  9.19       1,901,193       0.51%      8.44% to  8.96%

     Federated IS - Capital Income Fund II
        2004 ..........................   0.80% to 1.75%   36,756    10.08 to  9.88         369,081       4.72%     -0.14% to -0.62%
        2003 ..........................   0.80% to 1.75%    9,293     9.05 to  9.15          84,775       1.14%      8.00% to  8.52%

     Federated IS - Equity Income Fund II
        2004 ..........................   0.80% to 1.75%  352,254    11.04 to 10.83       3,870,449       1.96%      2.42% to  1.94%
        2003 ..........................   0.80% to 1.75%  169,140     9.43 to  9.53       1,607,745       1.95%     11.08% to 11.61%

     Federated IS - Fund for US Government Securities II
        2004 ..........................   0.80% to 1.75%   71,125    10.68 to 10.47         753,300       4.56%     -0.18% to -0.66%
        2003 ..........................   0.80% to 1.75%   67,480    10.60 to 10.71         720,433       3.54%      1.22% to  1.70%

     Federated IS - Growth Strategies Fund II
        2004 ..........................   0.80% to 1.75%   25,828    11.84 to 11.61         303,551       0.00%      4.58% to  4.08%
        2003 ..........................   0.80% to 1.75%   11,004     9.30 to  9.40         103,043       0.00%     14.76% to 15.31%

     Federated IS - High Income Bond Fund II-Primary Shares
        2004 ..........................   0.80% to 1.75%  196,482    11.97 to 11.73       2,336,998       7.33%      1.84% to  1.35%
        2003 ..........................   0.80% to 1.75%   95,043    10.82 to 10.93       1,035,030       7.12%     12.21% to 12.74%

     Federated IS - International Equity Fund II
        2004 ..........................   0.80% to 1.75%   41,841    10.38 to 10.18         431,650       0.00%      2.27% to  1.78%
        2003 ..........................   0.80% to 1.75%   13,871     8.23 to  8.31         114,948       0.00%      6.57% to  7.08%

     Federated IS - International Small Company Fund II
        2003 ..........................   0.80% to 1.75%    2,284     9.17 to  9.27          21,081       0.00%     14.71% to 15.26%

     Federated IS - Kaufmann Fund II - Primary Shares
        2004 ..........................   0.80% to 1.75%  314,690    12.01 to 11.77       3,757,040       0.00%      4.85% to  4.35%
        2003 ..........................   0.80% to 1.75%  156,257     9.57 to  9.67       1,506,107       0.00%     16.50% to 17.06%

     Federated IS - Prime Money Fund II
        2004 ..........................   1.20% to 1.75%   36,329     9.92 to  9.80         360,221       0.21%     -0.35% to -0.62%
        2003 ..........................   1.20% to 1.75%   32,602     9.93 to  9.99         325,539       0.45%     -0.45% to -0.17%

     Federated IS - Quality Bond Fund II - Primary Shares
        2004 ..........................   0.80% to 1.75%  108,497    10.97 to 10.76       1,182,946       4.09%     -0.42% to -0.89%
        2003 ..........................   0.80% to 1.75%   57,812    10.97 to 11.08         638,678       3.41%      3.91% to  4.41%

     Federated IS - Total Return Bond Fund II
        2004 ..........................   0.80% to 1.75%  224,803    10.83 to 10.61       2,419,255       4.34%     -0.01% to -0.49%
        2003 ..........................   0.80% to 1.75%  129,205    10.67 to 10.79       1,388,917       0.02%      1.64% to  2.13%
                                                                                        -----------
     2004 Contract owners' equity ..................................................    $26,214,200
                                                                                        ===========
     2003 Contract owners' equity ..................................................    $12,375,314
                                                                                        ===========

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company